SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.7%
	Banks — 10.5%
	Banks — 10.5%
	Bank Rakyat Indonesia Persero Tbk PT	68,330,338	$ 20,280,250
	Credicorp Ltd.	148,728	24,394,366
[a]	Grupo Financiero Banorte SAB de C.V.	2,991,932	16,486,110
[a]	HDFC Bank Ltd.	1,705,941	33,584,163
[a]	ICICI Bank Ltd.	2,720,508	19,882,318
			114,627,207
	Consumer Durables & Apparel — 2.7%
	Textiles, Apparel & Luxury Goods — 2.7%
	LVMH Moet Hennessy Louis Vuitton SE	17,442	10,886,268
	Shenzhou International Group Holdings Ltd.	961,138	18,844,749
			29,731,017
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.8%
	Galaxy Entertainment Group Ltd.	1,099,374	8,544,045
			8,544,045
	Diversified Financials — 6.1%
	Capital Markets — 4.1%
	B3 S.A. - Brasil Bolsa Balcao	533,116	6,361,428
	Banco BTG Pactual S.A.	684,982	12,396,193
	East Money Information Co. Ltd. Class A	2,572,968	12,196,399
	Hong Kong Exchanges & Clearing Ltd.	252,962	13,867,726
	Consumer Finance — 2.0%
	SBI Cards & Payment Services Ltd.	1,882,805	21,926,010
			66,747,756
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
	LUKOIL PJSC Sponsored ADR	222,106	15,147,629
	Reliance Industries Ltd.	597,932	15,282,540
			30,430,169
	Food & Staples Retailing — 4.8%
	Food & Staples Retailing — 4.8%
[a]	Empreendimentos Pague Menos S/A	5,700,207	9,898,708
	Magnit PJSC Sponsored GDR	1,271,196	22,373,049
	Wal-Mart de Mexico SAB de CV	7,212,321	20,260,245
			52,532,002
	Food, Beverage & Tobacco — 3.1%
	Beverages — 1.9%
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	309,282	11,160,503
	Wuliangye Yibin Co. Ltd. Class A	227,064	10,133,128
	Food Products — 1.2%
[b]	China Feihe Ltd.	5,420,838	12,698,233
			33,991,864
	Health Care Equipment & Services — 1.0%
	Health Care Providers & Services — 1.0%
[b]	Hapvida Participacoes e Investimentos S.A.	3,537,190	10,391,883
			10,391,883
	Household & Personal Products — 2.5%
	Household Products — 0.5%
[a,b]	Blue Moon Group Holdings Ltd.	2,887,951	5,684,672
	Personal Products — 2.0%
[a]	Natura & Co. Holding S.A.	1,555,699	15,724,115
[a]	Yatsen Holding Ltd. ADR	329,906	5,608,402
			27,017,189

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 6.6%
	Insurance — 6.6%
	AIA Group Ltd.	3,490,883	$ 42,777,946
	Ping An Insurance Group Co. of China Ltd. Class H	2,429,240	29,768,370
			72,546,316
	Materials — 3.6%
	Chemicals — 1.5%
	Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	347,271	17,047,533
	Construction Materials — 1.0%
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,876,668	11,134,090
	Metals & Mining — 1.1%
	Severstal PAO GDR	664,863	11,681,643
			39,863,266
	Media & Entertainment — 6.9%
	Entertainment — 1.0%
	NetEase, Inc.	571,357	10,878,148
	Interactive Media & Services — 5.9%
	Tencent Holdings Ltd.	892,034	64,896,539
			75,774,687
	Retailing — 11.7%
	Internet & Direct Marketing Retail — 10.7%
[a]	Alibaba Group Holding Ltd.	2,459,407	73,790,617
[a,b]	Allegro.eu S.A.	247,012	5,600,534
[a,b]	JD Health International, Inc.	34,578	669,040
[a]	Meituan Class B	317,385	12,060,913
	Prosus N.V.	228,926	24,711,417
	Specialty Retail — 1.0%
	Lojas Quero Quero S/A	3,438,557	10,797,210
			127,629,731
	Semiconductors & Semiconductor Equipment — 10.3%
	Semiconductors & Semiconductor Equipment — 10.3%
	MediaTek, Inc.	558,912	14,858,967
[a]	Micron Technology, Inc.	337,489	25,372,423
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,844,205	72,511,519
			112,742,909
	Software & Services — 4.2%
	Information Technology Services — 4.2%
[a]	21Vianet Group, Inc. ADR	551,186	19,120,642
[a]	EPAM Systems, Inc.	21,956	7,867,933
[a]	Globant S.A.	36,801	8,008,266
	TravelSky Technology Ltd. Class H	4,732,038	11,414,341
			46,411,182
	Technology Hardware & Equipment — 7.4%
	Electronic Equipment, Instruments & Components — 2.1%
[a]	IPG Photonics Corp.	46,577	10,423,467
	Sunny Optical Technology Group Co. Ltd.	575,161	12,590,190
	Technology Hardware, Storage & Peripherals — 5.3%
	Samsung Electronics Co. Ltd.	770,399	57,444,830
			80,458,487
	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
[a]	Converge ICT Solutions, Inc.	51,676,210	16,033,307
	Telefonica Brasil S.A.	1,344,350	12,035,015
			28,068,322
	Transportation — 4.4%
	Transportation Infrastructure — 4.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Adani Ports & Special Economic Zone Ltd.	5,126,697	$ 33,731,270
[a]	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,296,562	14,464,523
			48,195,793
	Utilities — 3.7%
	Gas Utilities — 3.7%
	China Gas Holdings Ltd.	7,018,774	27,885,151
[a]	Infraestructura Energetica Nova SAB de CV	3,189,541	12,510,047
			40,395,198
	Total Common Stock (Cost $648,324,461)		1,046,099,023
	Preferred Stock — 1.2%
	Transportation — 1.2%
	Airlines — 1.2%
[a]	Azul S.A.	1,758,444	13,304,618
			13,304,618
	Total Preferred Stock (Cost $10,133,011)		13,304,618
	Short-Term Investments — 3.4%
[c]	Thornburg Capital Management Fund	3,706,822	37,068,217
	Total Short-Term Investments (Cost $37,068,217)		37,068,217
	Total Investments — 100.3% (Cost $695,525,689)		$1,096,471,858
	Liabilities Net of Other Assets — (0.3)%		(3,744,272)
	Net Assets — 100.0%		$1,092,727,586

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $35,044,362, representing 3.21% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$38,182,670	$71,450,616	$(72,565,069)	$-	$-	$37,068,217	$10,888